Merger of FGF and FGH	3 Months Ended
Mar. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Merger of FGF and FGH

Note 3. Merger of FGF and FGH

On February 29, 2024, FGF and FGH completed a merger transaction pursuant to which FGH common stockholders received one share of FGF common stock for each share of common stock of FGH held by such stockholder.

The merger involved a change of control between two businesses and was accounted for as a reverse acquisition in accordance with ASC 805 Business Combinations. A reverse acquisition occurs when the entity that issues securities (the legal acquirer) is identified as the acquiree for accounting purposes and the entity whose equity interests are acquired (the legal acquiree) is identified as the acquirer for accounting purposes. FGH was determined to be the accounting acquirer.

Per ASC 805, the acquirer measures the identifiable assets acquired and the liabilities assumed at their acquisition-date fair values. The Company determined the fair value of the FGF assets and liabilities as of February 29, 2024 was approximately $17.4 million. In a reverse acquisition, generally the legal acquirer (accounting acquiree) issues consideration in the transaction. As such, the fair value of the consideration transferred is determined based on the number of equity interests the accounting acquirer (legal acquiree) would have had to issue to the owners of the legal acquirer (accounting acquiree) in order to provide the same ratio of ownership of equity interests in the combined entity as a result of the reverse acquisition. The Company determined total consideration was $15.6 million, which resulted in a bargain purchase gain of $1.8 million. The Company evaluated the bargain purchase gain and revisited the value of the individual asset acquired and liabilities assumed in the merger and determined that no adjustments to reduce the fair value of the assets or increase the fair value of the liabilities assumed were necessary.

The following table summarizes the fair values assigned to the net assets acquired and the liabilities assumed as part of the merger (in thousands):

Cash and cash equivalents	$1,903
Deferred policy acquisition costs	1,764
Reinsurance balances receivable	19,011
Equity and other holdings	28,769
Notes receivable	300
Funds deposited with reinsured companies	8,055
Right of Use Asset	36
Property and equipment, net	27
Other current assets	884
Total identifiable assets acquired	60,749

Accounts payable and accrued expenses	1,133
Loss and loss adjustment expense reserves	9,036
Unearned premium reserves	10,744
Operating lease obligation	36
Total liabilities assumed	20,949

Series A Preferred Shares	22,365

Net assets acquired	$17,435

The value of the net assets acquired exceeded the purchase price by approximately $1.8 million. As a result, the Company recorded a gain on the bargain purchase during the quarter ended March 31, 2024, which is recorded within bargain purchase on acquisition and other income, net on the condensed consolidated statement of operations.

As stated in ASC 805, Business Combinations, the acquirer in a business combination has a period of time, referred to as the measurement period, to finalize the accounting for a business combination. The measurement period provides companies with a reasonable period of time to determine the value of identifiable tangible and intangible assets acquired, liabilities assumed, and the consideration transferred for the acquiree. The measurement period ends when the acquirer receives all necessary information about the facts and circumstances that existed as of the acquisition date for the provisional amounts (or otherwise learns that more information is not obtainable); however, the measurement period cannot exceed one year from the acquisition date. The Company is in the process of finalizing the acquisition purchase price, which remains subject to change.

The amounts of revenue and earnings of FGF included in the Company’s condensed consolidated statement of operations from the acquisition date to March 31, 2024 are as follows:

(in thousands)
Revenue	$324
Net loss	$(1,026)

The following represents the pro forma consolidated income statement as if FGF had been included in the condensed consolidated results of the Company for the three months ended March 31, 2024 and 2023:

(in thousands)	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Revenue	$8,518	$13,094
Net loss	$(6,429)	$(2,639)